Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following table presents the Trust’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014, respectively:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain on open contracts:
Futures positions	$3,414	$-	$-	$3,414
	3,414	-	-	3,414
Liabilities
Options written on futures contracts	(8,059)	-	-	(8,059)
	(8,059)	-	-	(8,059)

Total fair value	$(4,645)	$-	$-	$(4,645)
	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Unrealized gain (loss) on open contracts:
Futures positions	$492,477	$-	$-	$492,477
Forwards currency positions	-	(10,546)	-	(10,546)
	492,477	(10,546)	-	481,931
Liabilities
Options written on futures contracts	(15,976)	-	-	(15,976)
	(15,976)	-	-	(15,976)

Total fair value	$476,501	$(10,546)	$-	$465,955